UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,335,490 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    22908   446900 SH       SOLE                   446900        0        0
AVALONBAY CMNTYS INC           COM              053484101    42861   412400 SH       SOLE                   412400        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    46207  1209300 SH       SOLE                  1209300        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    41766  2284800 SH       SOLE                  2284800        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     5206   318200 SH       SOLE                   318200        0        0
HOME DEPOT INC                 COM              437076102    36584  1154800 SH       SOLE                  1154800        0        0
HOST HOTELS & RESORTS INC      COM              44107P104   116996  8079800 SH       SOLE                  8079800        0        0
HUDSON PAC PPTYS INC           COM              444097109     9987   610100 SH       SOLE                   610100        0        0
HYATT HOTELS CORP              COM CL A         448579102    37334   998500 SH       SOLE                   998500        0        0
KILROY RLTY CORP               COM              49427F108    32308   974900 SH       SOLE                   974900        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108    19159   819100 SH       SOLE                   819100        0        0
LOWES COS INC                  COM              548661107    40048  1796700 SH       SOLE                  1796700        0        0
M D C HLDGS INC                COM              552676108    53499  1842900 SH       SOLE                  1842900        0        0
MACERICH CO                    COM              554382101   134434  3130000 SH       SOLE                  3130000        0        0
MACK CALI RLTY CORP            COM              554489104    43704  1336100 SH       SOLE                  1336100        0        0
MERITAGE HOMES CORP            COM              59001A102    28045  1429400 SH       SOLE                  1429400        0        0
MFA FINANCIAL INC              COM              55272X102    34806  4561700 SH       SOLE                  4561700        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    71161  1840200 SH       SOLE                  1840200        0        0
NVR INC                        COM              62944T105    17896    27637 SH       SOLE                    27637        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    14181   787400 SH       SOLE                   787400        0        0
POST PPTYS INC                 COM              737464107    65369  2341300 SH       SOLE                  2341300        0        0
REGENCY CTRS CORP              COM              758849103     9583   242800 SH       SOLE                   242800        0        0
RYLAND GROUP INC               COM              783764103    19992  1115600 SH       SOLE                  1115600        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    50464  1252200 SH       SOLE                  1252200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109   104019  1121617 SH       SOLE                  1121617        0        0
SL GREEN RLTY CORP             COM              78440X101    71244  1124960 SH       SOLE                  1124960        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    33111  3650600 SH       SOLE                  3650600        0        0
TAUBMAN CTRS INC               COM              876664103    28809   645800 SH       SOLE                   645800        0        0
TERRENO RLTY CORP              COM              88146M101     4555   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    55708  2928900 SH       SOLE                  2928900        0        0
VENTAS INC                     COM              92276F100    43546   844400 SH       SOLE                   844400        0        0